Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 70,000	$ 100,000
Provision for Doubtful Accounts, Net of Recoveries	57,957	(84,691)
Account Receivable Balance of Customer	More than 10%
Property, Plant and Equipment, Depreciation Methods	depreciation for the period by approximately $2.6 million (pre-tax difference), decreasing Loss from Operations and Net Loss by this amount
Property, Plant and Equipment, Estimated Useful Lives	5 to 30 years
change in accounting estimate lowered depreciation	2,600,000
Earnings Per Share, Basic and Diluted (in dollars per share)	$ 0.11
Number of Outstanding, Stock Based Option Awards and Warrants	8,245,170	3,490,000
Incremental Common Shares Attributable to Call Options and Warrants	927,718	0
Deferred Rent Credit, Noncurrent	$ 20,860	$ 22,044
Percentage of Recognized Tax Benefits	50.00%
Customer A [Member]
Percentage of Accounts Receivable	19.00%	11.00%
Percentage of Total Revenues	11.00%	9.00%
Customer B [Member]
Percentage of Accounts Receivable	15.00%
Percentage of Total Revenues	4.00%	12.00%
Customer C [Member]
Percentage of Accounts Receivable	12.00%	7.00%
Percentage of Total Revenues	11.00%
Other Customer [Member]
Percentage of Total Revenues	7.00%
Trucks and Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5-7 years to 10 years
Disposal Wells [Member]
Property, Plant and Equipment, Estimated Useful Lives Of Disposal	7-10 years to 15 years